Other provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Discount on the provisions	£ 1,000,000	£ 3,000,000
Short term legal proceedings	279,000,000
Legal proceedings and other disputes provision estimated	13,000,000	9,000,000
Pension augmentations arising from staff redundancies	32,000,000	47,000,000
Provision for employee benefits	13,000,000	14,000,000
Disabled employees [member]
Disclosure of other provisions [line items]
Provision for employee benefits	77,000,000	£ 85,000,000
Legal and other disputes [member]
Disclosure of other provisions [line items]
Charges on other provisions	£ 231,000,000